EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Retirements payments	57,785	45,076
Resignation payments	11,537	6,365
Other obligations	53,296	42,047
Total liability for employee benefits	122,618	93,488
(a)The movement in retirements, resignations and other obligations:

	Opening balance	Increase (decrease) current service provision	Benefits paid	Actuarial (gains) losses	Currency translation	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233
From January 1 to December 31, 2022	56,233	53,254	(4,375)	(9,935)	(1,689)	93,488
From January 1 to December 31, 2023	93,488	58,436	(6,701)	(21,198)	(1,407)	122,618
The main assumptions used in the calculation of the provision in Chile are presented below:

	For the year ended At December 31,
Assumptions	2023	2022

Discount rate	5.40%	5.37%
Expected rate of salary increase	3.00%	5.23%
Rate of turnover	5.02%	5.14%
Mortality rate	RV-2020	RV-2014
Inflation rate	2.99%	3.61%
Retirement age of women	60	60
Retirement age of men	65	65
The discount rate is based on the bonds issued by the Central Bank of Chile with a maturity of 20 years. The RV-2020 and RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile. The inflation rates are based on the yield curves of the long term nominal and inflation adjusted bonds based on BCU and BCPs issued by the Central Bank of Chile.
The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.
The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	(3,913)	(3,308)
Change in the accrued liability an closing for decrease of 100 b.p.	4,369	3,724
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	4,133	3,520
Change in the accrued liability an closing for decrease of 100 b.p.	(3,811)	(3,216)
(b)The liability for short-term:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	114,769	81,508
(*)Accounts payables to employees (Note 19 letter b)
The participation in profits and bonuses related to an annual incentive plan for achievement of certain objectives.

(c)    CIP (Corporate Incentive Plan)

With the aim of incentivizing the retention of talent among the executives of the Company and in response to the exit of the Chapter 11 Procedure, it was agreed to grant an extraordinary and exceptional incentive called Corporate Incentive Plan (hereinafter also "CIP"), which will be enforceable and paid subject to compliance with the terms, clauses and conditions approved at the Board meeting dated April 25, 2023. In summary, the CIP contemplates three categories oriented to three different groups or categories of employees, whether they are hired by the Company directly, or in other companies of the LATAM group. These categories are as follows: Non-Executive Employees; Executives Not part of the Global Executive Meeting o “GEM”; and GEM Executives. Employees in each of these groups are only eligible for the CIP that corresponds to their respective category. The terms of each of these CIP categories were communicated to the respective employees between the months of January to December 2023.

Below are more background on each of the different categories of the CIP. Additionally, in Note 33 describes in more detail the main terms and conditions of the last two categories of the CIP (i.e., Non-GEM Executives; and GEM Executives):

i)    Non-Executive Employees: The first subprogram was aimed at non-executive employees who, while hired in LATAM as of December 31, 2020, were still in their position as of April 30, 2023, which includes a fixed and guaranteed payment in cash on certain dates, depending on the country where the employee is hired.

This subprogram is available to those employees who were unable to qualify for one of the two categories below, or who were able to do so, chose not to participate in them.
ii)    Executives Not part of the GEM: The second subprogram applies to senior executives not part of the GEM (Global Executive Meeting – Senior Managers, Managers, Assistant Managers). This program contemplates the creation of remuneration synthetic Units (hereinafter, simply "Units") that, by reference, are considered as equivalent to the price of one share of LATAM Airlines Group S.A., and consequently, in case they become effective, they grant the worker the right to receive the payment in cash that results from multiplying the number of Units that become effective by the value per share of LATAM Airlines Group S.A. that should be considered in accordance with CIP.

In this context, this program contemplates two different bonuses: (1) a withholding bonus, consisting of the amount in cash resulting from Units that are assigned to the respective employee, these Units being paid at 20% at month 15 and 80% at month 24, in each case, counted from the exit date of Chapter 11 Procedure (i.e., November 3, 2022) (the "Exit Date"). This is consequently a guaranteed payment for these employees; and (2) a bonus associated with the certain financial indicators of LATAM Airlines Group S.A. and its subsidiaries, which is reflected in Note 19 (b), becoming effective 20% at month 15 and 80% at month 24, in each case, from the Exit Date. Consequently, this is an eventual payment that is only made if these indicators are reached.

iii)     GEM Executives: The third subprogram applies to the Company´s GEM executives (Global Executive Meeting) (CEO and employees whose job description is "vice presidents" or "directors"). This program, in essence, contemplates the creation of remuneration synthetic Units that, by referential means, are considered as equivalent to the price of one share of LATAM Airlines Group S.A. and consequently, in case they become effective, they grant the worker the right to receive the payment in cash that results from multiplying the number of Units that become effective by the value per share of LATAM Airlines Group S.A. that must be considered according to the CIP.

These Units are divided into:

(1) Units associated with the employee's permanence in the Company ("RSUs" – Retention Shares Units); and (2) Units associated with both the employee's permanence in the Company and the performance of LATAM Airlines Group S.A. ("PSUs" – Performance Shares Units). This performance is ultimately measured according to the share price of LATAM Airlines Group S.A. in the terms and conditions of the CIP.

Both the RSUs and the PSUs are consequently associated with the passage of time, becoming effective by partialities according to the calendar contemplated by the CIP. For the case of RSUs, having a vesting guaranteed by partialities as explained in more detail in Note 33. On the other hand, the PSUs also consider the market value of the share of LATAM Airlines Group S.A. considering a liquid market. However, as long as there is no such liquid market, the share price will be determined on the basis of representative transactions. As explained in more detail in Note 33, PSUs constitute a contingent and non-guaranteed payment.

In addition, some GEM Executives will also be entitled to receive a fixed and guaranteed cash payment ("MPP" – Management Protection Plan) on certain dates according to the CIP. Those employees who are eligible for this MPP will also be eligible for a limited number of additional MSUs ("MPP Based RSUs").

In all cases, the respective employees must have remained as such in the Company at the corresponding accrual date to qualify for these benefits.

During the year of 2023 until the month of December, the amount accrued related to this CIP was US$66.8 million, which is recorded in the "Administrative expenses" line of the Interim Consolidated Statement of Income by Function. As of December 31, 2023, the amount of this plan recorded in the consolidated statement of financial position is US$118.9 million.
(d)Employment expenses are detailed below:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,268,343	1,024,304	825,792
Short-term employee benefits	181,565	121,882	122,650
Other personnel expenses	133,429	120,150	93,457
Total	1,583,337	1,266,336	1,041,899